Financial Risk Management_Required Equity Capital Not Measured By Value At Risk(Details) - Kookmin Bank - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 87,535	₩ 133,248
Interest rate risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	83,731	112,153
Stock price risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	1,954	19,756
Foreign exchange rate risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 1,850	₩ 1,339